UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22312

ACAP Strategic Fund

(Exact name of registrant as specified in charter)

350 Madison Avenue, 9th Floor

New York, New York 10017

(Address of principal executive offices) (Zip code)

SilverBay Capital Management LLC

350 Madison Avenue, 9th Floor

New York, New York 10017

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-389-8713

Date of fiscal year end: September 30

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)

		December 31, 2012
Shares		Fair Value
	Investments in Securities – 104.85%
	Common Stocks – 104.85%
	China – 8.03%
	E-Commerce / Products – 0.27%
487,200	E-Commerce China Dangdang Inc ADR *	$2,021,880
	Internet Application Software – 0.90%
210,800	Tencent Holdings Ltd	6,772,052
	Internet Content - Entertainment – 1.03%
182,800	NetEase Inc ADR (a)	7,778,140
	Real Estate Operations / Development – 0.92%
3,519,500	Longfor Properties Co Ltd	6,892,917
	Retail - Hypermarkets – 0.71%
3,467,000	Sun Art Retail Group Ltd	5,322,934
	Retail - Regional Department Stores – 1.31%
3,996,000	Golden Eagle Retail Group Ltd	9,836,807
	Web Portals / ISP – 2.89%
216,800	Baidu Inc ADR * (a)	21,742,872
	Total China (cost $58,234,646)	$60,367,602

	Hong Kong – 9.98%
	Advertising Sales – 1.28%
374,300	Focus Media Holding Ltd ADR (a)	9,612,024
	Agricultural Operations – 0.22%
445,772	Le Gaga Holdings Ltd ADR * (a)	1,680,560
	Alternative Waste Technology – 1.52%
22,618,000	China Everbright International Ltd	11,439,066
	Casino Hotels – 3.54%
6,798,000	Galaxy Entertainment Group Ltd *	26,618,903
	Country Fund - China – 2.79%
14,599,300	iShares FTSE A50 China Index ETF	20,982,998
	Retail - Apparel / Shoes – 0.63%
7,306,000	Trinity Ltd	4,769,584
	Total Hong Kong (cost $69,068,164)	$75,103,135

	Israel – 0.40%
	Applications Software – 0.40%
62,800	Check Point Software Technologies Ltd *	2,991,792
	Total Israel (cost $3,088,567)	$2,991,792

	Singapore – 1.81%
	Electronic Components - Semiconductors – 0.70%
166,500	Avago Technologies Ltd (a)	5,271,390
	Real Estate Operations / Development – 1.11%
3,668,000	Global Logistic Properties Ltd	8,347,970
	Total Singapore (cost $11,970,995)	$13,619,360

	United Kingdom – 0.01%
	Apparel Manufacturers – 0.01%
2,408	Burberry Group PLC	47,988
	Total United Kingdom (cost $47,871)	$47,988

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock (continued)
	United States – 84.62%
	Apparel Manufacturers – 1.45%
100,100	Carter’s Inc *	$5,570,565
35,500	Ralph Lauren Corp	5,322,160
		10,892,725
	Applications Software – 7.48%
159,200	Imperva Inc *	5,019,576
156,200	Intuit Inc (a)	9,293,900
703,300	Red Hat Inc * (a)	37,246,768
157,000	ServiceNow Inc *	4,714,710
		56,274,954
	Casino Hotels – 0.96%
64,100	Wynn Resorts Ltd.	7,210,609
	Commercial Services - Finance – 2.78%
42,600	Mastercard Inc, Class A (a)	20,928,528
	Computer Aided Design – 2.69%
731,100	Aspen Technology Inc *	20,207,604
	Computer Data Security – 0.24%
122,401	Qualys Inc *	1,810,311
	Computer Software – 1.67%
306,400	Akamai Technologies Inc *	12,534,824
	Computers – 1.24%
17,500	Apple Inc (a)	9,328,025
	Computers - Integrated Systems – 1.25%
151,600	Teradata Corp *	9,382,524
	Computers - Memory Devices – 4.98%
615,800	EMC Corp * (a)	15,579,740
501,500	SanDisk Corp * (a)	21,845,340
		37,425,080
	Consulting Services – 3.24%
478,000	Verisk Analytics Inc, Class A * (a)	24,378,000
	Consumer Products - Miscellaneous – 1.36%
491,346	Tumi Holdings Inc *	10,244,564
	Diversified Manufacturing Operations – 1.59%
214,500	Danaher Corp	11,990,550
	E-Commerce / Products – 8.42%
110,700	Amazon.com Inc * (a)	27,801,198
695,100	eBay Inc *	35,464,002
		63,265,200
	E-Commerce / Services – 0.76%
136,200	TripAdvisor Inc *	5,714,952
	Electronic Components - Semiconductors – 5.69%
273,200	Broadcom Corp, Class A * (a)	9,072,972
80,900	Ceva Inc *	1,274,175
97,100	Omnivision Technologies Inc * (a)	1,367,168
130,300	Silicon Laboratories Inc *	5,447,843
714,600	Xilinx Inc (a)	25,654,140
		42,816,298
	Electronic Design Automation – 5.48%
799,600	Cadence Design Systems Inc * (a)	10,802,596
953,000	Synopsys Inc * (a)	30,343,520
		41,146,116

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock (continued)
	United States (continued)
	Engines - Internal Combustion – 1.71%
118,600	Cummins Inc	$12,850,310
	Enterprise Software / Services – 1.58%
150,200	Guidewire Software Inc *	4,463,944
246,300	Informatica Corp *	7,467,816
		11,931,760
	Finance - Credit Card – 3.74%
185,500	Visa Inc, Class A.	28,118,090
	Internet Infrastructure Software – 2.30%
785,700	TIBCO Software Inc * (a)	17,293,257
	Multi-Media – 0.16%
45,200	News Corp, Class A	1,186,048
	Networking Products – 3.48%
1,331,800	Cisco Systems Inc (a)	26,169,870
	Retail - Discount – 4.39%
235,200	Costco Wholesale Corp (a)	23,230,704
240,900	Dollar Tree Inc * (a)	9,770,904
		33,001,608
	Retail - Gardening Products – 0.24%
20,200	Tractor Supply Co	1,784,872
	Retail - Mail Order – 2.02%
347,300	Williams-Sonoma Inc (a)	15,201,321
	Retail - Miscellaneous / Diversified – 0.23%
53,400	Five Below Inc *	1,710,936
	Retail - Restaurants – 4.98%
45,400	Chipotle Mexican Grill Inc *	13,504,684
234,500	Dunkin’ Brands Group Inc	7,780,710
102,000	Panera Bread Co, Class A *	16,200,660
		37,486,054
	Semiconductor Components - Integrated Circuits – 4.46%
639,900	Analog Devices Inc (a)	26,914,194
193,400	Linear Technology Corp	6,633,620
		33,547,814
	Semiconductor Equipment – 2.89%
1,284,600	Teradyne Inc *	21,696,894
	Television – 0.23%
45,200	CBS Corp, Class B	1,719,860
	Web Portals / ISP – 0.30%
112,900	Yahoo! Inc *	2,246,710
	Wireless Equipment – 0.63%
226,600	Aruba Networks Inc * (a)	4,701,950
	Total United States (cost $582,339,107)	$636,198,218
	Total Common Stock (cost $724,749,350)	$788,328,095
	Total Investment in Securities (cost $724,749,350) - 104.85%	$788,328,095
	Other Liabilities in Excess of Net Assets - (4.85%) **	$(36,487,715)
	Net Assets - 100.00%	$751,840,380

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*	Non-income producing security.
**	Includes $121,846,350 invested in a BNY Mellon Money Market Account, which is 16.21% of net assets and foreign currency with a U.S. Dollar value of $(8,504,592), which is (1.13)% of net assets.
ADR	American Depository Receipt

ACAP STRATEGIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

December 31, 2012
Percentage of
Investments in Securities - By Industry	Net Assets (%)
Advertising Sales	1.28
Agricultural Operations	0.22
Alternative Waste Technology	1.52
Apparel Manufacturers	1.46
Applications Software	7.88
Casino Hotels	4.50
Commercial Services - Finance	2.78
Computer Aided Design	2.69
Computer Data Security	0.24
Computer Software	1.67
Computers	1.24
Computers - Integrated Systems	1.25
Computers - Memory Devices	4.98
Consulting Services	3.24
Consumer Products - Miscellaneous	1.36
Country Fund - China	2.79
Diversified Manufacturing Operations	1.59
E-Commerce / Products	8.69
E-Commerce / Services	0.76
Electronic Components - Semiconductors	6.39
Electronic Design Automation	5.48
Engines - Internal Combustion	1.71
Enterprise Software / Services	1.58
Finance - Credit Card	3.74
Internet Application Software	0.90
Internet Content - Entertainment	1.03
Internet Infrastructure Software	2.30
Multi-Media	0.16
Networking Products	3.48
Real Estate Operations / Development	2.03
Retail - Apparel / Shoes	0.63
Retail - Discount	4.39
Retail - Gardening Products	0.24
Retail - Hypermarkets	0.71
Retail - Mail Order	2.02
Retail - Miscellaneous / Diversified	0.23
Retail - Regional Department Stores	1.31
Retail - Restaurants	4.98
Semiconductor Components - Integrated Circuits	4.46
Semiconductor Equipment	2.89
Television	0.23
Web Portals / ISP	3.19
Wireless Equipment	0.63
Total Investments in Securities	104.85%

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

		December 31, 2012
Shares		Fair Value
	Securities Sold, Not Yet Purchased – 32.54%
	Common Stock – 32.54%
	Canada – 0.82%
	Auction House / Art Dealer – 0.53%
189,300	Ritchie Bros Auctioneers Inc	$3,954,477
	Enterprise Software / Services – 0.29%
39,400	Open Text Corp	2,201,278
	Total Canada (proceeds $5,504,834)	$6,155,755

	China – 3.82%
	Computers – 0.51%
4,226,000	Lenovo Group Ltd	3,827,515
	Electric - Generation – 0.55%
3,584,000	Datang International Power Generation Co Ltd, Class H	1,368,706
2,968,000	Huaneng Power International Inc, Class H	2,745,575
		4,114,281
	Food - Miscellaneous / Diversified – 0.15%
1,533,000	China Yurun Food Group Ltd	1,113,527
	Machinery - Construction & Mining – 0.63%
3,219,200	Zoomlion Heavy Industry Science and Technology Co Ltd, Class H	4,743,123
	Metal - Aluminum – 0.15%
49,900	Aluminum Corp of China Ltd ADR	594,309
1,156,000	Aluminum Corp of China Ltd, Class H	529,464
		1,123,773
	Metal Processors & Fabrication – 0.22%
4,484,000	China Zhongwang Holdings Ltd	1,671,913
	Real Estate Operations / Development – 0.69%
3,130,400	Guangzhou R&F Properties Co Ltd, Class H	5,210,025
	Semiconductor Components - Integrated Circuits – 0.01%
18,300	Semiconductor Manufacturing International Corp ADR	46,665
	Telecommunication Equipment – 0.33%
1,503,000	ZTE Corp, Class H	2,532,518
	Web Portals / ISP – 0.58%
86,600	SINA Corp	4,349,052
	Total China (proceeds $29,143,564)	$28,732,392

	Germany – 0.17%
	Power Conversion / Supply Equipment – 0.07%
20,115	SMA Solar Technology AG	504,135
	Semiconductor Equipment – 0.10%
66,155	Aixtron SE NA	774,411
	Total Germany (proceeds $4,518,041)	$1,278,546

	Hong Kong – 2.83%
	Airlines – 0.05%
196,000	Cathay Pacific Airways Ltd	359,589
	Audio / Video Products – 0.03%
414,760	Skyworth Digital Holdings Ltd	212,441

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock (continued)
	Hong Kong (continued)
	Cellular Telecommunications – 0.26%
118,900	China Unicom Hong Kong Ltd ADR	$1,936,881
	Distribution / Wholesale – 1.06%
4,524,000	Li & Fung Ltd	7,984,707
	Electric - Integrated – 0.43%
386,000	CLP Holdings Ltd	3,229,591
	Machinery - Construction & Mining – 0.27%
7,875,000	Lonking Holdings Ltd	2,072,674
	Paper & Related Products – 0.13%
1,089,000	Nine Dragons Paper Holdings Ltd	983,504
	Retail - Miscellaneous / Diversified – 0.60%
1,254,000	China Resources Enterprise Ltd	4,521,991
	Total Hong Kong (proceeds $20,834,711)	$21,301,378

	India – 1.60%
	Computer Services – 1.60%
283,800	Infosys Ltd ADR	12,004,740
	Total India (proceeds $12,865,283)	$12,004,740

	Japan – 2.70%
	Audio / Video Products – 1.66%
2,063,200	Panasonic Corp	12,455,394
	Office Automation & Equipment – 0.64%
125,200	Canon Inc	4,836,113
	Printing - Commercial – 0.40%
391,000	Dai Nippon Printing Co Ltd	3,043,249
	Total Japan (proceeds $24,350,721)	$20,334,756

	South Korea – 0.68%
	Electronic Components - Miscellaneous – 0.68%
351,200	LG Display Co Ltd ADR	5,085,376
	Total South Korea (proceeds $5,207,018)	$5,085,376

	Singapore – 0.53%
	Airlines – 0.53%
449,000	Singapore Airlines Ltd	3,951,496
	Total Singapore (proceeds $3,921,855)	$3,951,496
	Switzerland – 0.40%
	Computers - Peripheral Equipment – 0.40%
397,800	Logitech International SA	2,999,412
	Total Switzerland (proceeds $5,078,515)	$2,999,412

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock (continued)
	Taiwan – 1.38%
	Electronic Components - Miscellaneous – 0.45%
758,800	AU Optronics Corp ADR	$3,414,600
	Electronic Components - Semiconductors – 0.15%
79,200	Silicon Motion Technology Corp ADR	1,126,224
	Semiconductor Components - Integrated Circuits – 0.78%
418,100	Siliconware Precision Industries Co ADR	2,232,654
1,830,500	United Microelectronics Corp ADR	3,642,695
		5,875,349
	Total Taiwan (proceeds $11,477,827)	$10,416,173

	United States – 17.61%
	Building - Mobile Home / Manufactured Housing – 0.31%
61,400	Thor Industries Inc	2,298,202
	Casino Hotels – 0.40%
448,000	Boyd Gaming Corp	2,974,720
	Coffee – 0.32%
58,600	Green Mountain Coffee Roasters Inc	2,423,696
	Commercial Services - Finance – 0.78%
430,800	Western Union Co	5,863,188
	Computer Services – 0.16%
39,200	j2 Global Inc	1,198,736
	Computers – 1.72%
909,200	Hewlett-Packard Co	12,956,100
	Cruise Lines – 0.68%
139,700	Carnival Corp	5,136,769
	E-Commerce / Services – 0.27%
414,500	Groupon Inc	2,022,760
	Electronic Components - Semiconductors – 2.67%
234,400	Cree Inc	7,964,912
47,900	Diodes Inc	831,065
172,200	Intel Corp	3,552,486
126,700	Texas Instruments Inc	3,920,098
351,000	Freescale Semiconductor Ltd	3,864,510
		20,133,071
	E-Marketing / Information – 0.10%
113,100	QuinStreet Inc	760,032
	Food - Retail – 1.49%
273,000	Kroger Co	7,103,460
229,700	Safeway Inc	4,155,273
		11,258,733
	Human Resources – 0.88%
295,800	Monster Worldwide Inc	1,662,396
155,600	Robert Half International Inc	4,951,192
		6,613,588
	Internet Content - Information / Network – 0.26%
211,500	Dice Holdings Inc	1,941,570

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

		December 31, 2012
Shares		Fair Value
	Common Stock (continued)
	United State (continued)
	Networking Products – 0.87%
94,400	LogMeIn Inc	$2,115,504
420,200	Polycom Inc	4,395,292
		6,510,796
	Office Automation & Equipment – 0.58%
641,300	Xerox Corp	4,373,666
	Printing - Commercial – 0.57%
166,500	Valassis Communications Inc	4,292,370
	Recreational Centers – 0.46%
70,000	Life Time Fitness Inc	3,444,700
	Rental Auto / Equipment – 0.30%
65,200	Rent-A-Center Inc	2,240,272
	Retail - Apparel / Shoes – 0.26%
46,100	Jos A Bank Clothiers Inc	1,962,938
	Retail - Computer Equipment – 0.76%
227,200	GameStop Corp, Class A	5,700,448
	Semiconductor Components - Integrated Circuits – 0.39%
100,600	Maxim Integrated Products Inc	2,957,640
	Semiconductor Equipment – 0.65%
72,100	Cabot Microelectronics Corp	2,560,271
78,300	Veeco Instruments Inc	2,311,416
		4,871,687
	Telecommunication Equipment – 1.04%
211,500	Plantronics Inc.	7,798,005
	Telecommunication Equipment - Fiber Optics – 1.69%
1,005,100	Corning Inc.	12,684,362
	Total United States (proceeds $132,282,151)	$132,418,049
	Total Common Stock (proceeds $255,184,520)	$244,678,073
	Total Securities Sold, Not Yet Purchased (proceeds $255,184,520)	$244,678,073

ACAP STRATEGIC FUND
SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

December 31, 2012
Percentage of
Securities Sold, Not Yet Purchased - By Industry	Net Assets (%)
Airlines	0.58
Auction House / Art Dealer	0.53
Audio / Video Products	1.69
Building - Mobile Home / Manufactured Housing	0.31
Casino Hotels	0.40
Cellular Telecommunications	0.26
Coffee	0.32
Commercial Services - Finance	0.78
Computer Services	1.76
Computers	2.23
Computers - Peripheral Equipment	0.40
Cruise Lines	0.68
Distribution / Wholesale	1.06
E-Commerce / Services	0.27
Electric - Generation	0.55
Electric - Integrated	0.43
Electronic Components - Miscellaneous	1.13
Electronic Components - Semiconductors	2.82
E-Marketing / Information	0.10
Enterprise Software / Services	0.29
Food - Miscellaneous / Diversified	0.15
Food - Retail	1.49
Human Resources	0.88
Internet Content - Information / Network	0.26
Machinery - Construction & Mining	0.90
Metal Processors & Fabrication	0.22
Metal - Aluminum	0.15
Networking Products	0.87
Office Automation & Equipment	1.22
Paper & Related Products	0.13
Power Conversion / Supply Equipment	0.07
Printing - Commercial	0.97
Real Estate Operations / Development	0.69
Recreational Centers	0.46
Rental Auto / Equipment	0.30
Retail - Apparel / Shoes	0.26
Retail - Computer Equipment	0.76
Retail - Miscellaneous / Diversified	0.60
Semiconductor Components - Integrated Circuits	1.18
Semiconductor Equipment	0.75
Telecommunication Equipment	1.37
Telecommunication Equipment - Fiber Optics	1.69
Web Portals / ISP	0.58
Total Securities Sold, Not Yet Purchased	32.54%

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Swap Contracts - 0.09%
	Total Return Swap Contracts - 0.09%
	Airlines - 0.00%
$(583,471)	3/6/2014	All Nippon Airways Co Ltd	$(8,923)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of All Nippon Airways Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 13.00%.

(573,339)	3/6/2014	China Airlines Limited	(4,672)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of China Airlines Limited in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.59%.
			(13,595)

	Audio / Video Products - 0.06%
(3,349,118)	3/6/2014	Pioneer Corp	88,424

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Pioneer Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.20%.

(7,627,304)	3/6/2014	Sharp Corp	384,133

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.
			472,557

	Building Products - Doors & Windows - (0.11)%
(11,219,820)	3/6/2014	Asahi Glass Co Ltd	143,095

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asahi Glass Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Building Products - Doors & Windows (continued)
$(5,655,595)	3/6/2014	Nippon Sheet Glass Company Ltd	$(985,791)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Sheet Glass Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.79%.
			(842,696)

	Capacitors - (0.02)%
(7,128,626)	3/6/2014	Taiyo Yuden Co Ltd	(160,430)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Taiyo Yuden Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 1.80%.

	Chemicals - (0.01)%
(1,234,927)	3/6/2014	Hitachi Chemical Company Ltd	(42,613)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Hitachi Chemical Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(3,713,133)	3/6/2014	Kuraray Co Ltd	(22,373)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Kuraray Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(64,986)

	Circuit Boards -0.00%
(1,113,498)	3/6/2014	Unimicron Technology Corp	(3,344)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Unimicron Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Computers - (0.01)%
$(5,362,565)	3/6/2014	Asustek Computer Inc	$(56,731)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Asustek Computer Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.31%.

(2,441,083)	3/6/2014	Compal Electronics Inc	(30,995)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Compal Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 3.58%.

(1,451,281)	3/6/2014	Wistron Corporation	(9,336)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wistron Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.46%.
			(97,062)

	Computers - Peripheral Equipment - (0.01)%
(964,276)	3/6/2014	Chicony Electronics Co Ltd	(21,799)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Chicony Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.75%.

(3,552,655)	3/6/2014	Innolux Display Corp	(22,016)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Innolux Display Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.50%.
			(43,815)

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	E-Commerce / Products - (0.01)%
$4,458,564	3/6/2014	Rakuten Inc	$(42,804)

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Rakuten Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

	Electric Products - Miscellaneous - (0.02)%
(4,731,686)	3/6/2014	Brother Industries Ltd	(54,096)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Brother Industries Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.44%.

(4,253,026)	3/6/2014	LG Electronics Inc	(93,144)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Electronics Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.75%.

(6,066,107)	3/6/2014	LG Innotek Co Ltd	(14,936)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of LG Innotek Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 4.86%.
			(162,176)

	Electronic Components - Miscellaneous - (0.05)%
(2,276,338)	3/6/2014	AU Optronics Corp	(17,065)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AU Optronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 2.42%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electric Components - Miscellaneous (continued)
$(2,286,885)	3/6/2014	NEC Corporation	$(88,970)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of NEC Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(9,699,947)	3/6/2014	Nippon Electric Glass Co	221,030

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Electric Glass Co in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(653,007)	3/6/2014	Pegatron Corp	(7,753)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Pegatron Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.77%.

(633,656)	3/6/2014	Radiant Opto-Electronics Corporation	10,589

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Radiant Opto-Electronics Corporation in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.75%.

(234,122)	3/6/2014	Silitech Technology Corp	(645)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Silitech Technology Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.35%.

(7,763,614)	3/6/2014	Toshiba Corp	(541,756)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Toshiba Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Miscellaneous (continued)
$(2,635,837)	3/6/2014	TPK Holding Co Ltd	$26,105

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of TPK Holding Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.

(1,352,142)	3/6/2014	Wintek Corp	17,674

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Wintek Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 12.00%.
			(380,791)

	Electronic Components - Semiconductors - 0.20%
(760,560)	3/6/2014	Epistar Corp	(7,090)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Epistar Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.50%.

(528,012)	3/6/2014	Everlight Electronics Co Ltd	(3,353)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Everlight Electronics Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.58%.

(13,611,706)	3/6/2014	MediaTek Inc	(90,550)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of MediaTek Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.00%.

(1,239,102)	3/6/2014	Nippon Chemi-Con Corp	(25,901)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nippon Chemi-Con Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.54%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Electronic Components - Semiconductors (continued)
$(3,039,185)	3/6/2014	Rohm Company Ltd	$(3,636)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rohm Company Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

45,636,700	3/6/2014	Samsung Electronics Co Ltd	1,730,701

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Samsung Electronics Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.

(5,904,030)	3/6/2014	SK Hynix Inc	(84,304)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of SK Hynix Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.96%.
			1,515,867

	Electronic Measuring Instruments - (0.01)%
(3,293,440)	3/6/2014	Advantest Corp	(91,067)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Electronic Parts Distribution -0.00%
(62,166)	3/6/2014	G-Tech Optoelectronics Corp	(563)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of G-Tech Optoelectronics Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 11.00%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Finance - Investment Banker / Broker - 0.01%
$(1,024,820)	3/6/2014	Bolsas y Mercados Espanoles SA	$67,536

		Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Bolsas y Mercados Espanoles SA in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 6.11%.

	Food - Retail - 0.00%
(3,482,341)	3/6/2014	Delhaize Group	9,113

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Delhaize Group in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(5,739,702)	3/6/2014	Koninklijke Ahold NV	(11,034)

		Agreement with Morgan Stanley, dated 01/01/2012 to deliver the total return of the shares of Koninklijke Ahold NV in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

(2,890,210)	12/11/2014	WM Morrison Supermarkets PLC	(22,327)

		Agreement with Morgan Stanley, dated 12/08/2012 to deliver the total return of the shares of WM Morrison Supermarkets PLC in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.
			(24,248)

	Metal Processors & Fabrication - (0.01)%
(6,006,337)	3/6/2014	Catcher Technology Co Ltd	(83,050)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Catcher Technology Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Office Automation & Equipment - 0.00%
$(3,591,237)	3/6/2014	Ricoh Co Ltd	$45,802

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.36%.

(4,109,204)	3/6/2014	Seiko Epson Corp	(6,643)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Seiko Epson Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 8.50%.
			39,159

	Photo Equipment & Supplies - 0.00%
(4,335,699)	3/6/2014	Largan Precision Co Ltd	(4,477)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Largan Precision Co Ltd in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 10.50%.

	Retail - Jewelry - 0.00%
(1,991,598)	3/6/2014	Swatch Group AG	6,929

		Agreement with Morgan Stanley, dated 03/01/2012 to deliver the total return of the shares of Swatch Group AG in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 0.40%.

	Retail - Restaurants - 0.00%
5,780,595	3/6/2014	Gourmet Master Co Ltd	(1,468)

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Gourmet Master Co Ltd in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 1.12%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Semiconductor Components - Integrated Circuits - 0.05%
$(5,585,629)	3/6/2014	Powertech Technology Inc	$(16,480)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Powertech Technology Inc in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 5.04%.

58,701,429	3/6/2014	QUALCOMM Inc	409,833

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of QUALCOMM Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

(794,449)	3/6/2014	Realtek Semiconductor Corp	(1,096)

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Realtek Semiconductor Corp in exchange for an amount to be received monthly equal to the Daily Fed Funds Effective Rate less 7.62%.
			392,257

	Web Portals / ISP - 0.03%
1,034,089	3/6/2014	GMO Internet Inc	1,661

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of GMO Internet Inc in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.60%.

46,005,663	3/6/2014	Google Inc, Class A	32,450

		Agreement with Morgan Stanley, dated 03/01/2012 to receive the total return of the shares of Google Inc, Class A in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.45%.

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

			December 31, 2012
Notional	Maturity		Unrealized
Amount	Date		Gain/(Loss)

	Total Return Swap Contracts (continued)
	Web Portals / ISP (continued)
$25,817,024	3/6/2014	NHN Corp	$167,690

		Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of NHN Corp in exchange for an amount to be paid monthly equal to the Daily Fed Funds Effective Rate plus 0.90%.
			201,801

	Total Swap Contracts		$679,534

ACAP STRATEGIC FUND
SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

December 31, 2012
Percentage of
Swap Contracts - By Industry	Net Assets (%)
Airlines	0.00%
Audio / Video Products	0.06%
Building Products - Doors & Windows	(0.11%)
Capacitors	(0.02%)
Chemicals	(0.01%)
Circuit Boards	0.00%
Computers	(0.01%)
Computers - Peripheral Equipment	(0.01%)
E-Commerce / Products	(0.01%)
Electric Products - Miscellaneous	(0.02%)
Electronic Components - Miscellaneous	(0.05%)
Electronic Components - Semiconductors	0.20%
Electronic Measuring Instruments	(0.01%)
Electronic Parts Distribution	0.00%
Finance - Investment Banker / Broker	0.01%
Food - Retail	0.00%
Metal Processors & Fabrication	(0.01%)
Office Automation & Equipment	0.00%
Photo Equipment & Supplies	0.00%
Retail - Jewelry	0.00%
Retail - Restaurants	0.00%
Semiconductor Components - Integrated Circuits	0.05%
Web Portals / ISP	0.03%
Total Swap Contracts	0.09%

ACAP Strategic Fund

Fair Value Measurement

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund’s investments at fair value.

	Level 1	Level 2	Level 3	Balance December 31, 2012
Assets
Common Stock	$788,328,095	$—	$—	$788,328,095
Total Return Swaps	—	679,534	—	679,534
Total Assets	$788,328,095	$679,534	$—	$789,007,629

Liabilities
Common Stock	$244,678,073	$—	$—	$244,678,073
Total Liabilities	$244,678,073	$—	$—	$244,678,073

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ACAP Strategic Fund

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)
Date	2/28/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory D. Jakubowsky
Gregory D. Jakubowsky, President and Principal Executive Officer
(principal executive officer)

Date	2/28/2013

By (Signature and Title)*	/s/ George D. Mykoniatis
George D. Mykoniatis, Treasurer and Principal Financial Officer
(principal financial officer)

Date	2/28/2013

* Print the name and title of each signing officer under his or her signature.